Alliance Arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron) - Antibodies Collaboration Agreement - Additional Information (Detail) - Antibodies Collaboration Agreement [Member]
$ in Millions, € in Billions
			1 Months Ended	12 Months Ended
	Jul. 28, 2015 USD ($)	Nov. 30, 2007 USD ($)	Nov. 30, 2009 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [Line Items]
Share percent in development costs of Sanofi		80.00%
Cumulative development cost incurred | €				€ 5.2
Cumulative development cost incurred - Sanofi part | €				€ 2.9
Outside the United States [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of profits and losses arising from commercial operations				55.00%
Outside the United States [Member] | Top of range [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of profits and losses arising from commercial operations				65.00%
Regeneron Pharmaceuticals, Inc. [Member]
Disclosure of detailed information about business combination [Line Items]
Reallocation of the development expenses to IO from Antibodies Collaboration Agreement | $	$ 75
Maximum funding of the discovery and pre-clinical development of antibodies | $			$ 160
Share percent in development costs of regeneron		20.00%
Percentage of cumulative development costs reimbursed		50.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit		10.00%
Cumulative development cost incurred - Sanofi part 80% and Regeneron part 20% | €				€ 2.3
Percentage of losses borne by Sanofi				55.00%
Contingent sales milestone receivable | $		$ 250
Regeneron Pharmaceuticals, Inc. [Member] | United States [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of profits and losses arising from commercial operations				50.00%